Income Taxes - Summary of The Income Tax (Expense) Benefit (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. loss					$ (97.9)	$ (374.0)	$ (187.5)
Foreign (loss) earnings					(21.4)	(6.9)	0.8
Total loss from continuing operations before income taxes	$ (105.9)	$ (49.2)	$ (171.4)	$ (111.0)	(119.3)	(380.9)	(186.7)
Current:
U.S. State and local					(0.2)	(1.8)	2.1
Foreign					(2.2)	(0.4)	(0.7)
Total current tax provision					(2.4)	(2.2)	1.4
Deferred:
U.S. Federal					5.7	70.0	31.5
U.S. State and local					(1.7)	14.9	11.3
Foreign					(5.1)	3.2	(2.9)
Total deferred tax benefit			(25.8)	(9.1)	1.1	(88.1)	(39.9)
Total income tax (expense) benefit	$ 12.9	$ (6.3)	$ 25.8	$ 8.1	$ (3.5)	$ 85.9	$ 41.3